Employee Benefit Plans - Schedule of Amounts Recognized in Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ 2	$ 0
Current liability	0	0
Non-current liability	(106)	(218)
Net amount recognized	(104)	(218)
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	8	0
Current liability	0	0
Non-current liability	(3)	(2)
Net amount recognized	5	(2)
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	5	3
Current liability	(1)	(1)
Non-current liability	(29)	(42)
Net amount recognized	$ (25)	$ (40)